Segment Information (Consists Of Write-Off Of Land Option Deposits And Pre-Acquisition Costs) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Homebuilding assets:
Total homebuilding assets	$ 529,557		$ 496,951		$ 649,004
Successor [Member]
Homebuilding assets:
Total homebuilding assets	529,557
Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			496,951
Southern California [Member]
Homebuilding assets:
Total homebuilding assets			182,781		239,510
Southern California [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	188,787
Southern California [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			182,781
Northern California [Member]
Homebuilding assets:
Total homebuilding assets			105,298		60,542
Northern California [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	31,714
Northern California [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			105,298
Arizona [Member]
Homebuilding assets:
Total homebuilding assets			129,920		194,635
Arizona [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	161,423
Arizona [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			129,920
Nevada [Member]
Homebuilding assets:
Total homebuilding assets			42,183		58,827
Nevada [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	45,870
Nevada [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			42,183
Corporate [Member]
Homebuilding assets:
Total homebuilding assets			36,769	[1]	95,490	[1]
Corporate [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	101,763	[2]
Corporate [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			$ 36,769	[2]

[1]	Comprised primarily of cash and receivables.
[2]	Comprised primarily of cash and cash equivalents, restricted cash, receivables, deferred loan costs, unallocated goodwill and other assets.